Subsequent Events (Details)	1 Months Ended
	Aug. 30, 2020 USD ($)	Aug. 30, 2020 CNY (¥)	Aug. 26, 2020 USD ($)	Aug. 26, 2020 CNY (¥)
First Year Rent [Member]
Subsequent Events (Details) [Line Items]
Payments for rent	$ (29,651)	¥ 209,911	$ (19,813)	¥ 1,383,970
Payments for rent, percentage	3.00%	3.00%
Second Year Rent [Member]
Subsequent Events (Details) [Line Items]
Payments for rent			$ (202,777)	1,425,909
Security deposit				¥ 115,311